LEASE - Operating leases - Maturities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
LEASE
2025	$ 25,641
2026	27,541
2027	26,247
2028	27,314
2029	27,500
Thereafter	328,346
Total lease payments	462,589
Year Ending December 31:
2025	25,641
2026	27,541
2027	26,247
2028	27,314
2029	27,500
Thereafter	328,346
Total lease payments	$ 462,589